Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our named executive officers, as calculated in accordance with SEC disclosure rules:
					Value of Initial Fixed $100 Investment Based on:(5)
Year (1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(6) ($)	Net Income (Loss) ($ in thousands)	Company Selected Measure(7)
2023	7,043,826	(3,218,100)	2,644,678	(1,225,533)	229.56	115.42	(147,028)
2022	6,736,055	7,400,610	2,696,607	4,104,503	380.61	111.27	(116,949)
2021(8)	4,918,363	41,144,072	2,852,428	12,625,320	312.07	124.89	66,975
2020	3,427,567	62,288	1,594,891	866,852	75.87	125.69	(111,144)
(1)
Gene G. Kinney served as the Company’s principal executive officer for the entirety of 2020, 2021, 2022, and 2023 and the Company’s other named executive officers for the applicable years were as follows:

–	2021-2023: Hideki Garren, Carol D. Karp, Tran B. Nguyen, Brandon S. Smith.
–	2020: Carol D. Karp, Michael J. Malecek, Tran B. Nguyen, Brandon S. Smith.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Dr. Kinney and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers for the applicable year other than Dr. Kinney.

(3)
Amounts reported in this column represent the compensation actually paid to Dr. Kinney as the Company’s President and Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

		PEO
		2023 ($)	2022 ($)	2021 ($)	2020 ($)
	Summary Compensation Table - Total Compensation(a)	7,043,826	6,736,055	4,918,363	3,427,567
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(6,039,017)	(5,705,925)	(3,900,675)	(2,526,450)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	3,269,118	12,228,032	23,225,521	1,963,344
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	(5,418,699)	2,227,286	8,810,891	(1,525,370)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	—	—	—	—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	(2,073,328)	(8,084,838)	8,342,873	(1,276,803)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	—	—	(252,901)	—
=	Compensation Actually Paid	(3,218,100)	7,400,610	41,144,072	62,288
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the option awards granted to Dr. Kinney during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end of Dr. Kinney’s outstanding and unvested option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by Dr. Kinney as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the aggregate fair value at vesting of the option awards that were granted to Dr. Kinney and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held by Dr. Kinney that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Dr. Kinney’s option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4)
Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than Dr. Kinney in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

		Average Other Named Executive Officers(a)
		2023 ($)	2022 ($)	2021 ($)	2020 ($)
	Summary Compensation Table - Total Compensation(b)	2,644,678	2,696,607	2,852,428	1,594,891
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	(1,870,147)	(1,940,015)	(2,154,308)	(976,659)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	1,012,372	4,157,531	7,328,264	963,292
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	(2,233,022)	1,099,351	2,776,040	(398,568)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	—	—	—	—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(779,414)	(1,908,971)	1,869,973	(316,104)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	—	—	(47,077)	—
=	Compensation Actually Paid	(1,225,533)	4,104,503	12,625,320	866,852
(a)	Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)
Represents the average aggregate grant date fair value of the option awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by the reported named executive officers as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the average aggregate fair value at vesting of the option awards that were granted to the reported named executive officers and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option awards held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019, in our ordinary shares. Historic share price performance is not necessarily indicative of future share price performance.

(6)
The TSR Peer Group consists of the Nasdaq Biotechnology Index, an independently prepared index that includes companies in the biotechnology industry and which is the same industry index disclosed in our Annual Report on Form 10-K.

(7)
As noted in the Compensation Discussion and Analysis for 2023, the principal incentive elements in the Company’s executive compensation program were delivered in the form of annual cash bonuses and equity awards in the form of options. As is the case with many companies in the biotechnology industry, the Company’s annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. In addition, the option awards are structured as time-based awards and are not tied to the achievement of underlying performance goals. Accordingly, the Company does not have a financial metric in its program that it would have as the most important financial measure linking compensation to the Company’s financial performance, particularly as the pay versus performance table includes our TSR performance which is linked to the value of the stock options held by our named executive officers.
(8)
On May 19, 2020, our shareholders approved a “value-for-value” option exchange program. Pursuant to this program, we offered the option exchange in an issuer tender offer closing on February 12, 2021. Dr. Kinney, Mr. Nguyen, and Ms. Karp received replacement options in the “value-for-value” option exchange program. If those replacement options are excluded from the calculations, the compensation actually paid to Dr. Kinney in 2021 would be $29.4M (a reduction of $11.8M), and the average compensation actually paid to the Non-PEO Named Executive Officers would be $10.1M (a reduction of $2.5M).

Company Selected Measure Name
Named Executive Officers, Footnote
(1)
Gene G. Kinney served as the Company’s principal executive officer for the entirety of 2020, 2021, 2022, and 2023 and the Company’s other named executive officers for the applicable years were as follows:

–	2021-2023: Hideki Garren, Carol D. Karp, Tran B. Nguyen, Brandon S. Smith.
–	2020: Carol D. Karp, Michael J. Malecek, Tran B. Nguyen, Brandon S. Smith.

Peer Group Issuers, Footnote
(6)
The TSR Peer Group consists of the Nasdaq Biotechnology Index, an independently prepared index that includes companies in the biotechnology industry and which is the same industry index disclosed in our Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 7,043,826	$ 6,736,055	$ 4,918,363	$ 3,427,567
PEO Actually Paid Compensation Amount	$ (3,218,100)	7,400,610	41,144,072	62,288
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the compensation actually paid to Dr. Kinney as the Company’s President and Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

		PEO
		2023 ($)	2022 ($)	2021 ($)	2020 ($)
	Summary Compensation Table - Total Compensation(a)	7,043,826	6,736,055	4,918,363	3,427,567
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(6,039,017)	(5,705,925)	(3,900,675)	(2,526,450)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	3,269,118	12,228,032	23,225,521	1,963,344
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	(5,418,699)	2,227,286	8,810,891	(1,525,370)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	—	—	—	—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	(2,073,328)	(8,084,838)	8,342,873	(1,276,803)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	—	—	(252,901)	—
=	Compensation Actually Paid	(3,218,100)	7,400,610	41,144,072	62,288
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the option awards granted to Dr. Kinney during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end of Dr. Kinney’s outstanding and unvested option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by Dr. Kinney as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the aggregate fair value at vesting of the option awards that were granted to Dr. Kinney and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held by Dr. Kinney that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Dr. Kinney’s option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 2,644,678	2,696,607	2,852,428	1,594,891
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,225,533)	4,104,503	12,625,320	866,852
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than Dr. Kinney in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

		Average Other Named Executive Officers(a)
		2023 ($)	2022 ($)	2021 ($)	2020 ($)
	Summary Compensation Table - Total Compensation(b)	2,644,678	2,696,607	2,852,428	1,594,891
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	(1,870,147)	(1,940,015)	(2,154,308)	(976,659)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	1,012,372	4,157,531	7,328,264	963,292
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	(2,233,022)	1,099,351	2,776,040	(398,568)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	—	—	—	—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(779,414)	(1,908,971)	1,869,973	(316,104)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	—	—	(47,077)	—
=	Compensation Actually Paid	(1,225,533)	4,104,503	12,625,320	866,852
(a)	Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)
Represents the average aggregate grant date fair value of the option awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by the reported named executive officers as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the average aggregate fair value at vesting of the option awards that were granted to the reported named executive officers and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option awards held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
We believe the compensation actually paid in each of the years reported above and over the four-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our share performance and our varying levels of achievement against pre-established performance goals under our annual cash bonus opportunities and long-term incentive compensation.
The following graphic illustrates the relationship between the compensation actually paid to the named executive officers and the Company’s TSR, as well as the relationship between the Company’s TSR and the TSR of the Nasdaq Biotechnology Index, an independently prepared index that includes companies in the biotechnology industry. In addition, as noted above, as is the case with many companies in the biotechnology industry, the Company’s annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. Accordingly, the Company’s compensation program is less influenced by metrics such as net income.
In fiscal year 2020, our net income was $(111,144,000) as compared to the compensation actually paid of $62,288 for Dr. Kinney and $866,852 for the average of our other named executive officers. In fiscal year 2021, our net income increased to $66,975,000 while the compensation actually paid to Dr. Kinney and the other named executive officers increased to $41,144,072 and $12,625,320, respectively, with the increase in compensation actually paid primarily driven by an increase in our share price and the impact of the option exchange program described above. In fiscal year 2022, our net income decreased to $(116,949,000), while the compensation actually paid for Dr. Kinney and for the other named executive officers decreased to $7,400,610 and $4,104,503, respectively, primarily due to a smaller increase in our share price year-over-year as compared to the increase in our share price from 2020 to 2021. In fiscal year 2023, our net income decreased to $(147,028,000), while the compensation actually paid for Dr. Kinney and for the other named executive officers declined to $(3,218,100) and $(1,225,533), respectively, primarily due to a decrease in our share price year-over-year.

Compensation Actually Paid vs. Net Income
Relationship Between Pay and Performance
We believe the compensation actually paid in each of the years reported above and over the four-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our share performance and our varying levels of achievement against pre-established performance goals under our annual cash bonus opportunities and long-term incentive compensation.
The following graphic illustrates the relationship between the compensation actually paid to the named executive officers and the Company’s TSR, as well as the relationship between the Company’s TSR and the TSR of the Nasdaq Biotechnology Index, an independently prepared index that includes companies in the biotechnology industry. In addition, as noted above, as is the case with many companies in the biotechnology industry, the Company’s annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. Accordingly, the Company’s compensation program is less influenced by metrics such as net income.
In fiscal year 2020, our net income was $(111,144,000) as compared to the compensation actually paid of $62,288 for Dr. Kinney and $866,852 for the average of our other named executive officers. In fiscal year 2021, our net income increased to $66,975,000 while the compensation actually paid to Dr. Kinney and the other named executive officers increased to $41,144,072 and $12,625,320, respectively, with the increase in compensation actually paid primarily driven by an increase in our share price and the impact of the option exchange program described above. In fiscal year 2022, our net income decreased to $(116,949,000), while the compensation actually paid for Dr. Kinney and for the other named executive officers decreased to $7,400,610 and $4,104,503, respectively, primarily due to a smaller increase in our share price year-over-year as compared to the increase in our share price from 2020 to 2021. In fiscal year 2023, our net income decreased to $(147,028,000), while the compensation actually paid for Dr. Kinney and for the other named executive officers declined to $(3,218,100) and $(1,225,533), respectively, primarily due to a decrease in our share price year-over-year.

Total Shareholder Return Vs Peer Group
Relationship Between Pay and Performance
We believe the compensation actually paid in each of the years reported above and over the four-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our share performance and our varying levels of achievement against pre-established performance goals under our annual cash bonus opportunities and long-term incentive compensation.
The following graphic illustrates the relationship between the compensation actually paid to the named executive officers and the Company’s TSR, as well as the relationship between the Company’s TSR and the TSR of the Nasdaq Biotechnology Index, an independently prepared index that includes companies in the biotechnology industry. In addition, as noted above, as is the case with many companies in the biotechnology industry, the Company’s annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. Accordingly, the Company’s compensation program is less influenced by metrics such as net income.
In fiscal year 2020, our net income was $(111,144,000) as compared to the compensation actually paid of $62,288 for Dr. Kinney and $866,852 for the average of our other named executive officers. In fiscal year 2021, our net income increased to $66,975,000 while the compensation actually paid to Dr. Kinney and the other named executive officers increased to $41,144,072 and $12,625,320, respectively, with the increase in compensation actually paid primarily driven by an increase in our share price and the impact of the option exchange program described above. In fiscal year 2022, our net income decreased to $(116,949,000), while the compensation actually paid for Dr. Kinney and for the other named executive officers decreased to $7,400,610 and $4,104,503, respectively, primarily due to a smaller increase in our share price year-over-year as compared to the increase in our share price from 2020 to 2021. In fiscal year 2023, our net income decreased to $(147,028,000), while the compensation actually paid for Dr. Kinney and for the other named executive officers declined to $(3,218,100) and $(1,225,533), respectively, primarily due to a decrease in our share price year-over-year.

Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the Named Executive Officers
As noted above, as is the case with many companies in the biotechnology industry, the Company relies less on financial performance goals as compared to non-financial strategic and operational goals. Below is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for 2023. Please see the Compensation Discussion and Analysis for further information regarding how each of these measures is used in the Company’s executive compensation program.
•	Share Price
•	Progress R&D Portfolio to Achieve Primary 2023 Milestones
○	For Birtamimab, achieve an enrollment goal for the AFFIRM-AL clinical trial; execute engagement plan; and execute communication plan.
○	For PRX012, complete topline data analysis for initial cohort of the Phase 1 MAD study; execute communication plan; and execute engagement plan.
○	For PRX005, complete Phase 1 study and/or support partner opt-in.
○	For PRX123, submit IND; and execute communication plan.
○	For discovery programs, demonstrate utility of novel platform and advance two programs into in vivo studies.
•	Meet Cash Burn Guidance Range and Optimize Shareholder Base
○	Meet publicly-disclosed cash burn guidance range
○
Optimize shareholder base by retaining four of top six institutional investors; galvanizing at least one institutional investor (existing or new) to take a >5% ownership stake; or galvanizing at least five institutional investors (existing or new) to take a >1% ownership stake.

Total Shareholder Return Amount	$ 229.56	380.61	312.07	75.87
Peer Group Total Shareholder Return Amount	115.42	111.27	124.89	125.69
Net Income (Loss)	$ (147,028,000)	$ (116,949,000)	$ 66,975,000	$ (111,144,000)
PEO Name	Gene G. Kinney	Gene G. Kinney	Gene G. Kinney	Gene G. Kinney
PEO Actually Paid Compensation Amount If Replacement Options Were Excluded			$ 29,400,000
Reduction of PEO Actually Paid Compensation Amount If Replacement Options Were Excluded			11,800,000
Non-PEO NEO Actually Paid Compensation Amount If Replacement Options Were Excluded			10,100,000
Reduction of Non-PEO NEO Actually Paid Compensation Amount If Replacement Options Were Excluded			2,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	Share Price
Measure:: 2
Pay vs Performance Disclosure
Name	Progress R&D Portfolio
Measure:: 3
Pay vs Performance Disclosure
Name	Meet Cash Burn Guidance Range and Optimize Shareholder Base
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,039,017)	$ (5,705,925)	(3,900,675)	$ (2,526,450)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,269,118	12,228,032	23,225,521	1,963,344
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,418,699)	2,227,286	8,810,891	(1,525,370)
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,073,328)	(8,084,838)	8,342,873	(1,276,803)
PEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(252,901)	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,870,147)	(1,940,015)	(2,154,308)	(976,659)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,012,372	4,157,531	7,328,264	963,292
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,233,022)	1,099,351	2,776,040	(398,568)
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(779,414)	(1,908,971)	1,869,973	(316,104)
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (47,077)	$ 0